Quarterly Holdings Report
for

Fidelity® Value Fund

January 31, 2021

VAL-QTLY-0321
1.813084.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.4%
Liberty Global PLC Class C (a)	1,228,100	$29,671
Media - 2.2%
DISH Network Corp. Class A (a)	521,800	15,143
Interpublic Group of Companies, Inc.	2,185,600	52,607
News Corp. Class A	642,300	12,461
Nexstar Broadcasting Group, Inc. Class A	375,000	42,626
Publicis Groupe SA	379,461	19,691
		142,528

TOTAL COMMUNICATION SERVICES		172,199

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.4%
Adient PLC (a)	821,300	26,520
Automobiles - 0.2%
Thor Industries, Inc. (b)	90,800	10,988
Distributors - 0.6%
LKQ Corp. (a)	1,091,400	38,297
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A (a)	1,833,000	23,847
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment, Inc. (a)	1,046,204	73,642
Extended Stay America, Inc. unit	1,860,600	27,314
		100,956
Household Durables - 2.1%
Mohawk Industries, Inc. (a)	332,200	47,704
Taylor Morrison Home Corp. (a)	532,400	13,832
Tempur Sealy International, Inc. (a)	944,200	24,927
Tupperware Brands Corp. (a)	630,851	18,976
Whirlpool Corp.	174,200	32,243
		137,682
Internet & Direct Marketing Retail - 1.5%
eBay, Inc.	837,564	47,331
Expedia, Inc.	436,100	54,120
		101,451
Leisure Products - 0.7%
Mattel, Inc. (a)	2,454,200	44,470
Specialty Retail - 2.7%
American Eagle Outfitters, Inc.	1,203,300	27,303
L Brands, Inc.	834,700	34,022
Lithia Motors, Inc. Class A (sub. vtg.)	87,600	27,916
Lowe's Companies, Inc.	116,700	19,471
Michaels Companies, Inc. (a)(b)	2,118,200	32,832
Sally Beauty Holdings, Inc. (a)	2,445,971	36,934
		178,478
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	799,100	33,291
Tapestry, Inc.	1,171,500	37,043
		70,334

TOTAL CONSUMER DISCRETIONARY		733,023

CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Primo Water Corp.	1,780,100	27,503
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	467,200	19,655
U.S. Foods Holding Corp. (a)	751,000	23,273
		42,928
Food Products - 1.3%
Bunge Ltd.	99,100	6,485
Darling Ingredients, Inc. (a)	687,500	42,632
Nomad Foods Ltd. (a)	850,217	21,340
Post Holdings, Inc. (a)	168,500	15,982
		86,439
Household Products - 0.9%
Energizer Holdings, Inc.	638,200	27,979
Spectrum Brands Holdings, Inc.	442,300	33,425
		61,404
Personal Products - 0.1%
Edgewell Personal Care Co.	122,966	4,107
Tobacco - 0.4%
Altria Group, Inc.	685,900	28,177

TOTAL CONSUMER STAPLES		250,558

ENERGY - 5.1%
Energy Equipment & Services - 0.3%
Liberty Oilfield Services, Inc. Class A	439,800	5,286
TechnipFMC PLC	1,445,800	15,456
		20,742
Oil, Gas & Consumable Fuels - 4.8%
Apache Corp.	409,200	5,843
Cabot Oil & Gas Corp.	402,800	7,383
Cenovus Energy, Inc. (Canada)	5,659,881	33,417
Cheniere Energy, Inc. (a)	875,800	55,464
Devon Energy Corp.	387,300	6,375
Energy Transfer Equity LP	2,863,500	17,954
Hess Corp.	913,800	49,327
Marathon Petroleum Corp.	747,099	32,245
Occidental Petroleum Corp. warrants 8/3/27 (a)	37	0
Pioneer Natural Resources Co.	108,400	13,106
The Williams Companies, Inc.	1,915,300	40,662
Valero Energy Corp.	889,900	50,217
		311,993

TOTAL ENERGY		332,735

FINANCIALS - 15.0%
Banks - 3.3%
Bank of Kyoto Ltd.	305,500	16,012
First Citizens Bancshares, Inc.	41,192	24,550
First Citizens Bancshares, Inc. Class B	4,400	2,482
M&T Bank Corp.	238,600	31,607
PacWest Bancorp	1,061,200	32,038
Signature Bank	368,100	60,806
Sterling Bancorp	1,744,400	32,202
Wells Fargo & Co.	608,300	18,176
		217,873
Capital Markets - 1.8%
Ameriprise Financial, Inc.	232,300	45,965
Lazard Ltd. Class A	777,400	32,029
LPL Financial	361,900	39,208
		117,202
Consumer Finance - 4.0%
Ally Financial, Inc.	994,900	37,647
Capital One Financial Corp.	417,291	43,507
Navient Corp.	1,942,400	21,862
OneMain Holdings, Inc.	1,110,300	51,696
SLM Corp.	4,012,596	55,695
Synchrony Financial	1,554,500	52,309
		262,716
Diversified Financial Services - 0.8%
ECN Capital Corp.	3,681,600	19,578
Voya Financial, Inc.	601,600	33,365
		52,943
Insurance - 5.1%
Allstate Corp.	211,900	22,711
AMBAC Financial Group, Inc. (a)	2,040,459	29,423
American Equity Investment Life Holding Co.	640,300	18,690
American Financial Group, Inc.	312,400	29,409
American International Group, Inc.	676,600	25,332
Arch Capital Group Ltd. (a)	868,700	27,286
Assurant, Inc.	301,000	40,776
Fairfax Financial Holdings Ltd. (sub. vtg.)	78,200	28,370
MetLife, Inc.	304,100	14,642
Old Republic International Corp.	889,200	16,095
Reinsurance Group of America, Inc.	336,600	35,360
The Travelers Companies, Inc.	315,300	42,975
		331,069

TOTAL FINANCIALS		981,803

HEALTH CARE - 6.8%
Biotechnology - 0.1%
Ascendis Pharma A/S sponsored ADR (a)	29,543	4,436
TG Therapeutics, Inc. (a)	15,600	753
United Therapeutics Corp. (a)	13,200	2,162
		7,351
Health Care Equipment & Supplies - 0.7%
Dentsply Sirona, Inc.	48,600	2,600
Hill-Rom Holdings, Inc.	49,031	4,709
Hologic, Inc. (a)	268,685	21,422
Teleflex, Inc.	19,946	7,532
Zimmer Biomet Holdings, Inc.	47,400	7,284
		43,547
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	32,600	3,397
Cardinal Health, Inc.	462,600	24,855
Centene Corp. (a)	800,300	48,258
Cigna Corp.	268,800	58,343
DaVita HealthCare Partners, Inc. (a)	18,200	2,136
Laboratory Corp. of America Holdings (a)	317,313	72,636
Molina Healthcare, Inc. (a)	6,600	1,410
Progyny, Inc. (a)	66,197	3,096
Surgery Partners, Inc. (a)	49,600	1,849
		215,980
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	129,219	15,528
Avantor, Inc. (a)	99,500	2,934
Bio-Rad Laboratories, Inc. Class A (a)	19,052	10,931
IQVIA Holdings, Inc. (a)	64,260	11,425
PerkinElmer, Inc.	34,130	5,019
QIAGEN NV (a)	47,200	2,556
Sotera Health Co.	92,100	2,403
Syneos Health, Inc. (a)	407,613	30,306
		81,102
Pharmaceuticals - 1.5%
Bayer AG	364,800	22,079
Catalent, Inc. (a)	53,600	6,167
Horizon Therapeutics PLC (a)	38,641	2,801
Jazz Pharmaceuticals PLC (a)	238,967	37,159
Viatris, Inc. (a)	1,566,043	26,607
		94,813

TOTAL HEALTH CARE		442,793

INDUSTRIALS - 23.9%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	611,100	63,426
General Dynamics Corp.	111,900	16,413
Howmet Aerospace, Inc.	147,800	3,633
Huntington Ingalls Industries, Inc.	171,000	26,903
		110,375
Air Freight & Logistics - 1.0%
FedEx Corp.	124,500	29,300
XPO Logistics, Inc. (a)	337,800	37,296
		66,596
Airlines - 0.2%
JetBlue Airways Corp. (a)	844,000	12,103
Spirit Airlines, Inc. (a)	89,981	2,334
		14,437
Building Products - 1.4%
Builders FirstSource, Inc. (a)	1,071,550	40,987
Jeld-Wen Holding, Inc. (a)	1,902,700	49,451
		90,438
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	661,400	24,300
Knoll, Inc.	1,342,700	20,087
The Brink's Co.	534,100	36,388
		80,775
Construction & Engineering - 4.8%
AECOM (a)	1,231,823	61,714
API Group Corp. (a)(c)	683,900	12,249
Arcadis NV	1,373,328	48,165
EMCOR Group, Inc.	170,700	15,073
Fluor Corp.	3,063,100	52,961
Granite Construction, Inc.	1,852,800	54,861
Quanta Services, Inc.	5,100	359
Valmont Industries, Inc.	162,200	31,292
Willscot Mobile Mini Holdings (a)	1,690,500	40,082
		316,756
Electrical Equipment - 2.0%
Atkore International Group, Inc. (a)	506,386	22,463
Regal Beloit Corp.	248,956	31,239
Sensata Technologies, Inc. PLC (a)	1,101,306	60,021
Vertiv Holdings Co.	842,000	16,941
		130,664
Industrial Conglomerates - 0.2%
General Electric Co.	1,083,300	11,570
Machinery - 1.9%
Allison Transmission Holdings, Inc.	1,457,929	59,338
Colfax Corp. (a)	198,362	7,363
Crane Co.	182,900	13,842
Stanley Black & Decker, Inc.	249,400	43,268
		123,811
Marine - 1.4%
A.P. Moller - Maersk A/S Series B	7,013	14,406
Genco Shipping & Trading Ltd.	477,000	3,773
Golden Ocean Group Ltd.	389,600	1,847
Kirby Corp. (a)	1,285,700	65,262
Safe Bulkers, Inc. (a)	522,654	909
Star Bulk Carriers Corp. (b)	373,951	3,968
		90,165
Professional Services - 2.9%
ASGN, Inc. (a)	389,600	32,302
Intertrust NV (c)	1,298,307	19,947
Manpower, Inc.	476,300	42,124
Nielsen Holdings PLC	4,183,100	93,405
		187,778
Road & Rail - 1.6%
AMERCO	800	370
Knight-Swift Transportation Holdings, Inc. Class A	743,800	29,752
Ryder System, Inc.	573,400	35,889
TFI International, Inc. (Canada)	637,600	42,352
		108,363
Trading Companies & Distributors - 3.6%
AerCap Holdings NV (a)	752,196	28,764
Beacon Roofing Supply, Inc. (a)	951,200	37,829
Fortress Transportation & Infrastructure Investors LLC	1,176,238	25,995
GMS, Inc. (a)	811,900	23,537
MRC Global, Inc. (a)	2,474,624	17,100
NOW, Inc. (a)	1,382,608	11,462
United Rentals, Inc. (a)	171,000	41,555
Univar, Inc. (a)	2,623,900	48,778
		235,020

TOTAL INDUSTRIALS		1,566,748

INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	166,100	32,547
Lumentum Holdings, Inc. (a)	139,700	13,104
ViaSat, Inc. (a)(b)	305,800	13,315
		58,966
Electronic Equipment & Components - 1.5%
Flex Ltd. (a)	3,871,700	68,297
Insight Enterprises, Inc. (a)	402,500	30,630
		98,927
IT Services - 2.4%
DXC Technology Co.	766,836	21,625
Econocom Group SA	5,195,126	16,077
Rackspace Technology, Inc. (a)(b)	1,094,100	25,285
Science Applications International Corp.	374,900	36,002
Unisys Corp. (a)	2,533,941	60,536
		159,525
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (a)	1,024,100	35,321
Software - 1.1%
Micro Focus International PLC	2,681,400	16,171
NortonLifeLock, Inc.	846,400	17,834
SS&C Technologies Holdings, Inc.	597,100	37,546
		71,551
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. (a)	406,000	13,544
Xerox Holdings Corp.	934,600	19,655
		33,199

TOTAL INFORMATION TECHNOLOGY		457,489

MATERIALS - 9.8%
Chemicals - 4.4%
Axalta Coating Systems Ltd. (a)	1,463,778	39,507
Celanese Corp. Class A	129,439	15,811
DuPont de Nemours, Inc.	117,972	9,373
Eastman Chemical Co.	341,200	33,557
FMC Corp.	114,725	12,424
Huntsman Corp.	661,700	17,482
Olin Corp.	2,241,280	53,589
The Chemours Co. LLC	1,205,200	31,745
The Mosaic Co.	401,100	10,413
Tronox Holdings PLC	2,185,974	33,555
W.R. Grace & Co.	515,100	29,886
		287,342
Construction Materials - 1.0%
Eagle Materials, Inc.	266,700	29,345
Grupo Cementos de Chihuahua S.A.B. de CV	2,598,500	16,532
Martin Marietta Materials, Inc.	59,283	17,039
		62,916
Containers & Packaging - 3.1%
Avery Dennison Corp.	74,690	11,268
Berry Global Group, Inc. (a)	859,900	42,453
Crown Holdings, Inc. (a)	470,100	42,380
O-I Glass, Inc.	3,113,484	39,354
Sealed Air Corp.	272,700	11,527
WestRock Co.	1,384,300	57,352
		204,334
Metals & Mining - 1.3%
ArcelorMittal SA Class A unit (a)(b)	1,338,900	28,907
Constellium NV (a)	2,715,300	33,480
First Quantum Minerals Ltd.	779,400	12,982
Steel Dynamics, Inc.	275,865	9,454
		84,823

TOTAL MATERIALS		639,415

REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Alexandria Real Estate Equities, Inc.	209,700	35,043
American Tower Corp.	162,604	36,970
CubeSmart	1,632,137	56,864
Douglas Emmett, Inc.	1,503,648	41,666
Equinix, Inc.	54,100	40,032
Equity Lifestyle Properties, Inc.	652,822	39,718
Equity Residential (SBI)	361,400	22,277
Essex Property Trust, Inc.	113,400	27,172
Kilroy Realty Corp.	454,600	25,744
Lamar Advertising Co. Class A	355,900	28,750
RLJ Lodging Trust	1,512,675	19,529
VICI Properties, Inc.	1,485,200	37,546
		411,311
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	3,174,914	45,497

TOTAL REAL ESTATE		456,808

UTILITIES - 6.7%
Electric Utilities - 3.1%
Edison International	1,136,000	66,070
Exelon Corp.	725,908	30,169
FirstEnergy Corp.	1,412,600	43,452
NRG Energy, Inc.	353,900	14,655
PG&E Corp. (a)	4,245,800	48,529
		202,875
Gas Utilities - 0.3%
Atmos Energy Corp.	108,100	9,621
Spire, Inc.	130,700	7,998
		17,619
Independent Power and Renewable Electricity Producers - 2.4%
The AES Corp.	3,475,400	84,765
Vistra Corp.	3,692,000	73,729
		158,494
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	2,753,365	58,068

TOTAL UTILITIES		437,056

TOTAL COMMON STOCKS
(Cost $4,962,660)		6,470,627
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 2/18/21 to 4/1/21 (d)
(Cost $3,770)	3,770	3,770
	Shares	Value (000s)

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.09% (e)	36,501,171	$36,508
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	75,551,509	75,559
TOTAL MONEY MARKET FUNDS
(Cost $112,067)		112,067
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $5,078,497)		6,586,464
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(44,079)
NET ASSETS - 100%		$6,542,385

Securities Sold Short - 0.0%

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	136	March 2021	$31,766	$333	$333

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,196,000 or 0.5% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,942,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$16
Fidelity Securities Lending Cash Central Fund	22
Total	$38

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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